Financial Instruments - Summary of Net Debt to Equity Ratio (Detail)	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2014 ARS ($)
Disclosure of net debt equity ratio [abstract]
Debt	$ 4,363,879,243	$ 4,339,028,360
Cash and cash equivalents	3,179,687,713	803,285,795	$ 328,404,790	$ 260,836,959
Net debt	1,184,191,530	3,535,742,565
Equity	$ 4,415,794,158	$ 1,130,511,577	$ 1,497,788,462
Net debt to equity ratio	0.27	3.13